General Information	12 Months Ended
Dec. 31, 2020
General Information [Abstract]
General Information	General information
PagSeguro Digital Ltd. (“PagSeguro Digital” or the “Company”) is a holding company, subsidiary of Universo Online S.A. (“UOL”), referred to together with its subsidiaries as the “PagSeguro Group”, was incorporated on July 19, 2017. 99.99% of the shares of PagSeguro Internet S.A. (“PagSeguro Brazil”) were contributed to PagSeguro Digital on January 4, 2018 and, PagSeguro Digital maintains control of PagSeguro Brazil.
PagSeguro Brazil is a privately held corporation established on January 20, 2006, headquartered in the city of São Paulo, Brazil, and engaged in providing financial technology solutions and services and corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMEs”).
In addition to our operations carried out by PagSeguro Brazil, on January 4, 2019, PagSeguro Digital acquired 100% of BBN Banco Brasileiro de Negócios S.A. (renamed BancoSeguro S.A. “BancoSeguro” in February 2019), through BS Holding Financeira Ltd. (“BS Holding”), a holding company incorporated under PagSeguro Digital.
On March 15, 2019, PagSeguro Brazil acquired 10% of the share capital of Netpos Serviços de Informática S.A. (“NETPOS”). Total consideration paid amounted to R$1,500 which was settled in cash. PagSeguro Brazil does not have control of NETPOS operation, based on IFRS 3. NETPOS is not consolidated in these financial statements.
On July 15, 2020 PagSeguro Group constituted a holding company incorporated under PagSeguro Digital called PagSeg Participações Ltda. ("PagSeg") and on October 22, 2020, PagSeguro Group constituted another holding company incorporated under PagSeg called PagBank Participações Ltda. ("PagBank").
On December 30, 2020, Pag Bank acquired 20% of the share capital of BoletoFlex Tecnologia e Serviços LTDA. ("BoletoFlex"). Total consideration paid amounted to R$15,000 which was settled in cash on January 4, 2021 and on December 31, 2020 this amount was recognized in other liabilities. PagSeguro Brazil does not have control of BoletoFlex operation, based on IFRS 3. BoletoFlex is not consolidated in these financial statements.
PagSeguro Brazil subsidiaries are Net+Phone Telecomunicações Ltda. ("Net+Phone"), Boa Compra Ltda. ("Boa Compra"), BCPS Online Services LDA. ("BCPS"), R2TECH Informática S.A. ("R2TECH"), BIVACO Holding S.A. ("BIVA"), Biva Securitizadora de Créditos Financeiras S.A. ("Biva Sec"), Fundo de Investimento em Direitos Creditórios - PagSeguro ("FIDC"), Tilix Digital S.A. ("TILIX"), YAMÍ Software & Inovação Ltda. ("YAMÍ") RegistraSeguro S.A. ("RegistraSeguro"), CDS Correspondente Bancário LTDA. ("CDS"), Zygo Serviços de Tecnologia S.A.("ZYGO") and Wirecard Brazil S.A ("MOIP").
These consolidated financial statements include BS Holding and its subsidiary BancoSeguro, PagSeguro Brazil and its subsidiaries and PagSeg and its subsidiaries.
1.1.    Initial Public Offering (“IPO”) and Follow-on public offering
On January 26, 2018, PagSeguro Digital completed its Initial Public Offering (“IPO”). 50,925,642 new shares were offered by PagSeguro Digital and 70,267,746 shares were offered by the controlling shareholder UOL.
On June 26, 2018, PagSeguro Digital completed its follow-on public offering. 11,550,000 new shares were offered by PagSeguro Digital and 26,400,000 shares were offered by the controlling shareholder UOL.
On October 21, 2019, PagSeguro Digital completed its secondary public offering. A number of 16,750,000 shares were offered by the controlling shareholder UOL, the offering price was US$39.00 per common share. The Company did not receive any proceeds from the offering.
1.2    COVID-19
We have observed that the main impact of the COVID-19 pandemic in our total purchase volume (TPV) has occurred between late March and June 2020, as most of the Brazilian cities were under social isolation and partial shutdowns. The partial shutdowns affected all in store and non-essential businesses, resulting in a severe impact in the Brazilian economy, but also driving small and medium business to pivot to a digital first mindset and adopt online sales channels, resulting in an unprecedented digitalization process of payments and banking in Brazil.
Since early July 2020, most of the cities in Brazil, started a reopening process, with a gradual recovery of important commercial activities such as shopping malls, general retail, restaurants and bars, among other non-essential and in-store businesses.
In addition, we observed a change in the mix of processed debit and credit card payments containing a higher percentage of debit card payments and, within the processed credit card payments, a lower percentage of credit card transactions made in installments in the year ended on December 31, 2020 compared to the year ended on December 31, 2019. This trend is explained by consumer behavior since the beginning of the pandemic, reflecting (i) a slowdown in consumption and transactional activities made in installments, which affected sectors of the economy involving significant purchases in installments, such as general merchandise retailers (e.g., apparel, white goods and electronics), (ii) personal credit cards limits contraction and (ii) the prevalence of the "coronavoucher," representing financial assistance from the Brazilian government for economically vulnerable people, providing them with cash for debit card payments.
In response to COVID-19 we have already taken the following actions, among others:
•The outbreak of COVID-19 presented rapid changes in the Brazilian economy and in the payments industry, accelerating the secular shift from cash to electronic transactions. We entered this crisis leading the financial inclusion process and fostering electronic payment adoption, reaching 7.0 million active merchants and 7.9 million PagBank active users;
•Acquisition of MOIP which has an innovative and experienced team that has built powerful online payment solutions with more than 400 thousand merchants, including e-commerce, marketplaces, and virtual store platforms. In addition, their online solutions are available through application programming interfaces (APIs) and are integrated into more than 40 different virtual store platform systems (e-commerce).
•Our employees are our number one priority. Almost 100% of our workforce is still working from home;
•Initiatives to support our merchants: (i) promotion of online and alternative payment methods: Link of Payments, Online Check out, NFC transactions, and QR Code, (ii) food delivery service PedeFácil, (iii) virtual shopping Zap Commerce, (iv) partnership with Brazilian Post Offices Envio Fácil; (v) virtual QR Code and card for using corona voucher payment (social subsidy paid by the Brazilian government that can be used through PagBank accounts) (vi) 10% QR Code cash back, (vii) cash back for COVID-19 related programs, including corona vouchers and Bolsa Merenda (Brazilian social security benefits for underprivileged students) in the State of Minas Gerais using free PagBank digital accounts, and (viii)unlimited wire transfers;
•Community matters to us: (i) donating thousands of masks to public hospitals located in the most vulnerable regions of São Paulo, (ii) donating thousands of kits containing basic food in the hardest time of COVID-19 and another thousands of kits containing meals before Christmas, (iii) promoting online concerts with donations of cash, food, and health items to UNICEF Brasil, (iv) helping the most vulnerable families in Brazil.
We have a significant variable cost structure mainly related to TPV, such as processing, interchange, card scheme fees and chargebacks. Our marketing and sales expenses are also variable and depends on our strategy to leverage new products and services such as PagBank. We also still accompanying the evolution of the Brazilian economy and reassess, when necessary, the provisions for loss allowance for expected credit losses.
Additionally, we have a solid position in terms of cash, liquidity and working capital levels and in the twelvemonth period ended December 31, 2020, we have not faced any impairment of our assets because of COVID-19.